Right-of-Use Assets	9 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Right-of-Use Assets

7. RIGHT-OF-USE ASSETS

During the nine months ended June 30, 2024 and 2023, the Company added right-of-use assets with costs of €70.9 million and €31.6 million, respectively. The additions in the nine months ended June 30, 2024 mainly related to leases for warehouses in the United States and new retail stores.